Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTSShare Repurchase ProgramIn February 2021, our board of directors approved a program to repurchase up to $50.0 million of our common shares. Since June 30, 2021, we have further repurchased 0.3 million of our common shares for $4.0 million.